New Accounting Pronouncements (Details) - USD ($)	Sep. 30, 2019	Dec. 31, 2018
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating right of use assets	$ 6,845,031	$ 0
Operating lease liability	$ 7,241,805
Accounting Standards Update 840 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating right of use assets		3,600,000
Operating lease liability		$ 3,700,000